Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Cash, FDIC Insured Amount								$ 250,000
Cash balances exceeded FDIC limits								0	$ 1,095,329
Cash equivalents
Allowance for doubtful accounts
Fair value of cryptocurrencies								142,061	480,370
Realized (gain) loss on cryptocurrency		$ 10			$ (1,091)	$ (657)	$ 16,363	16,241	(10,939)
Unrealized (gain) loss on cryptocurrency		(16,885)			$ (116)	8,445	95,810	106,488	(135,729)
Fixed assets, net of accumulated depreciation		333,034				333,034		12,505	7,173
Depreciation expense						$ 320,528	4,126	$ 5,332	2,639
Number of shares issued during period						59,215,648
Value of shares issued during period		$ 175,000	$ 325,000	$ 325,000		$ 825,000			2,495,388
Annual amortization on intangible assets						15 years		15 years
Amortization						$ 113,315	$ 113,315	$ 150,400
Advertising, selling, and marketing expenses								878,936	454,225
License Agreement [Member]
Number of shares issued during period	80,000,000
Value of shares issued during period	$ 2,256,000
Agreement term	15 years
Amortization	$ 150,400
Long-Term License Agreement [Member]
Amortization								$ 1,983,220	$ 2,133,620